WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.3%
	ARGENTINA — 6.6%
812,231	MercadoLibre, Inc.*	$1,445,373,187
	AUSTRALIA — 3.7%
3,948,049	CSL Ltd.	818,498,295
	CANADA — 9.8%
2,539,121	Canadian Pacific Railway Ltd.	853,703,263
1,902,259	Lululemon Athletica, Inc.*	625,234,488
605,380	Shopify, Inc.*	665,064,414
		2,144,002,165
	CHINA — 6.0%
238,800	Shenzhou International Group Holdings Ltd.	4,684,648
8,303,730	Tencent Holdings Ltd.	739,885,016
41,203,874	Wuxi Biologics Cayman, Inc.*,1	576,929,700
		1,321,499,364
	DENMARK — 2.9%
4,121,790	DSV PANALPINA A/S	643,103,620
	FRANCE — 5.9%
1,416,026	LVMH Moet Hennessy Louis Vuitton S.E.	856,152,691
2,288,490	Pernod Ricard S.A.	431,308,711
		1,287,461,402
	HONG KONG — 3.8%
68,606,200	AIA Group Ltd.	827,162,495
	INDIA — 4.0%
12,231,254	HDFC Bank Ltd. - ADR*	881,873,413
	IRELAND — 6.6%
3,179,808	Accenture PLC - Class A	769,259,151
1,818,300	Aon PLC - Class A	369,296,730
1,578,711	ICON PLC*	321,757,089
		1,460,312,970
	ITALY — 1.9%
1,994,615	Ferrari N.V.	415,072,120
	JAPAN — 3.2%
1,328,433	Keyence Corp.	713,210,656

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS — 6.2%
225,885	Adyen N.V.*,1	$471,896,134
1,658,285	ASML Holding N.V.	885,789,516
		1,357,685,650
	SPAIN — 2.3%
7,969,155	Amadeus IT Group S.A.	508,794,763
	SWEDEN — 2.6%
10,479,379	Atlas Copco A.B. - A Shares	568,541,456
	SWITZERLAND — 13.7%
8,802,341	Alcon, Inc.*	631,685,555
947,390	Lonza Group A.G.	605,063,683
481,230	Mettler-Toledo International, Inc.*	562,124,763
5,083,906	Nestle S.A.	569,856,325
2,368,595	Sika A.G.	644,486,776
		3,013,217,102
	TAIWAN — 6.0%
10,759,221	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,307,460,536
	UNITED KINGDOM — 5.5%
19,285,165	Experian PLC	674,019,027
25,471,050	Smith & Nephew PLC	536,225,101
		1,210,244,128
	UNITED STATES — 5.6%
3,619,244	ResMed, Inc.	729,531,013
2,666,986	STERIS PLC	499,019,750
		1,228,550,763
	TOTAL COMMON STOCKS
	(Cost $13,558,915,811)	21,152,064,085

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 4.3%
$935,417,413	UMB Money Market II Special, 0.01%[2]	$935,417,413
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $935,417,413)	935,417,413
	TOTAL INVESTMENTS — 100.6%
	(Cost $14,494,333,224)	22,087,481,498
	Liabilities in Excess of Other Assets — (0.6)%	(128,703,969)
	TOTAL NET ASSETS — 100.0%	$21,958,777,529

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,048,825,834, which represents 4.78% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.